Allowance for Credit Losses - Summary of Expected Credit Allowance Activity (Details) $ in Thousands	9 Months Ended
	Sep. 30, 2025 USD ($)
Financing Receivable Allowance For Credit Losses [Line Items]
Beginning balance	$ 23,198
Credit loss expense	27,310
Recoveries	4,935
Write-Offs	(32,329)
Other	69	[1]
Ending balance	23,183
Accounts Receivable, Net
Financing Receivable Allowance For Credit Losses [Line Items]
Beginning balance	7,994
Credit loss expense	20,381
Recoveries	1,473
Write-Offs	(25,065)
Other	92	[1]
Ending balance	4,875
Settlement Receivables, Net
Financing Receivable Allowance For Credit Losses [Line Items]
Beginning balance	4,082	[2]
Credit loss expense	5,138	[2]
Recoveries	3,462	[2]
Write-Offs	(7,089)	[2]
Other	(158)	[1],[2]
Ending balance	5,435	[2]
Financial Guarantee Contracts and Other
Financing Receivable Allowance For Credit Losses [Line Items]
Beginning balance	11,122
Credit loss expense	1,791
Recoveries	0
Write-Offs	(175)
Other	135	[1]
Ending balance	$ 12,873

[1]	Other mainly relates to the impact of foreign exchange.
[2]	Recoveries / (losses) from freestanding credit enhancements related to Settlement receivables, net, were $261 and $177 for the three months ended September 30, 2025 and 2024, respectively, and $479 and ($160) for the nine months ended September 30, 2025 and 2024, respectively. Recoveries from freestanding credit enhancements related to Settlement receivables, net are recorded separately from expected credit losses in "Selling, general and administrative" in the unaudited condensed consolidated statement of comprehensive (loss) / income.